Summary of Significant Accounting Policies Goodwill and intangible assets (Policies)	12 Months Ended
Dec. 29, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill: Goodwill represents the excess of cost over the fair value of identifiable net assets of a business acquired. Goodwill for each reporting unit is reviewed for impairment at least annually. As of December 29, 2012, the Company has four reporting units consisting of its four operating segments (see Note 14). The Company assesses goodwill impairment by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. If the qualitative assessment results in a determination that the fair value of a reporting unit is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value is more-likely-than-not below the carrying value of a reporting unit, the Company performs the two-step goodwill impairment test required by Accounting Standards Codification (ASC) Topic 350, Intangibles - Goodwill and Other. In the first step, the Company compares the fair value of each reporting unit, as computed primarily by present value cash flow calculations, to its book carrying value, including goodwill. If the carrying value exceeds the fair value, the goodwill of the reporting unit is potentially impaired and the Company would complete step 2 in order to measure the potential impairment loss. In step 2, the Company calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in step 1). If the implied fair value of goodwill is less than the carrying value of goodwill, the Company would recognize an impairment loss equal to the difference. During the fourth quarters of 2012 and 2011, the Company concluded that it was unlikely that the fair value was less than its carry value based on its qualitative assessment. Additionally, during the fourth quarter of 2010, the Company completed its quantitative goodwill impairment assessment under previous accounting guidance and determined there was no evidence of impairment associated with the carrying values of goodwill for its reporting units.
Other Intangible Assets: Other intangible assets consist of purchased technology and patents, in-process research and development (IPR&D) acquired in a business acquisition, customer lists and relationships, trademarks and tradenames, licenses and distribution agreements. Definite-lived intangible assets are amortized on a straight-line basis over the estimated useful life ranging from three to 20 years. Certain trademark assets are considered indefinite-lived intangible assets and are not amortized.
The Company's policy defines IPR&D as the value of technology acquired for which the related products have not yet reached technological feasibility and have no future alternative use. The primary basis for determining the technological feasibility of these projects is obtaining regulatory approval to market the underlying products in an applicable geographic region. IPR&D acquired in a business acquisition is subject to ASC Topic 805, Business Combinations, which requires the fair value of IPR&D to be capitalized as an indefinite-lived intangible asset until completion of the IPR&D project or abandonment. Upon completion of the development project (generally when regulatory approval to market the product is obtained), the IPR&D is amortized over its estimated useful life. If the IPR&D projects are abandoned, the related IPR&D assets would likely be impaired and written down to fair value. The purchase of certain intellectual property assets or the rights to such intellectual property is considered a purchase of assets rather than the acquisition of a business. For such purchases, rather than being capitalized, any IPR&D acquired in such asset purchases is expensed immediately.
The Company also reviews its indefinite-lived intangible assets for impairment at least annually to determine if any adverse conditions exist that would indicate impairment or when impairment indicators exist. The Company assesses its indefinite-lived intangible assets for impairment similar to goodwill by considering qualitative factors such as macroeconomic conditions, industry and market considerations, cost factors, financial performance, entity specific events, changes in net assets and sustained decrease in share price. Similar to the goodwill impairment analysis, if the qualitative assessment results in a determination that the fair value of an indefinite-lived intangible asset is more-likely-than-not ("likely" meaning having a likelihood of more than 50%) greater than its carrying amount, no additional testing is considered necessary. However, if the Company determines the fair value of its indefinite-lived intangible assets is more-likely-than-not below the carrying value, impairment indicators exist. The Company then analyzes the carrying value of the indefinite-lived intangible asset to quantitatively determine if the carrying value exceeds the asset's expected undiscounted future cash flows. If the carrying value exceeds the undiscounted future cash flows, the asset is written down to the fair value, which the Company determines by a present value cash flow calculation.
The Company also reviews its definite-lived intangible assets for impairment when impairment indicators exist. When impairment indicators exist, the Company determines if the carrying value of its definite-lived intangible assets exceeds the related undiscounted future cash flows. In cases where the carrying value exceeds the undiscounted cash flows, the carrying value is written down to fair value, which the Company determines using present value cash flow calculations. During 2012, the Company recognized impairment charges of $31 million associated with purchased technology assets in the Company's NMD, AF and CV businesses as their future expected undiscounted cash flows did not exceed the carrying value of the related assets. During both 2012 and 2011, the Company recognized $2 million and $52 million, respectively, of intangible asset impairments associated with customer relationship intangible assets acquired in connection with legacy acquisitions of businesses involved in the distribution of the Company's products. Due to the changing dynamics of the U.S. healthcare market, specifically as it relates to hospital purchasing practices, these intangible assets were determined to have no future discrete cash flows and were fully impaired in the respective periods. There was no impairment of the Company's intangible assets during fiscal year 2010. See Note 8 for further detail regarding the intangible asset impairments recognized during fiscal years 2012 and 2011.